SUPPLEMENTAL CONSOLIDATED FINANCIAL INFORMATION - Information on selected accounts included in the statements of financial position (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Accounts receivable, net:
Gross accounts receivable	$ 11,824	$ 9,946
Allowance for doubtful accounts	(103)	(57)
Total accounts receivable, net	11,721	9,889
Inventories, net:
Production materials	967	925
Work-in-process	514	503
Finished goods	1,197	1,110
Total inventories, net	2,678	2,538
Prepaid expenses
Total prepaid expenses	1,016	850
Property, plant, and equipment, net:
Total property, plant, and equipment	13,273	13,114
Accumulated depreciation and amortization (b)	(7,883)	(7,461)
Total property, plant, and equipment, net	5,390	5,653
Accrued and other current liabilities:
Compensation	2,948	2,641
Warranty liability	367	405
Income and other taxes	1,229	943
Other Sundry Liabilities, Current	3,482	3,417
Total accrued and other current liabilities	8,026	7,406
Other non-current liabilities:
Warranty liability	172	199
Deferred and other tax liabilities	6,590	9,098
Other	515	533
Total other non-current liabilities	7,277	9,830
Depreciation expense	1,500	1,200
Retired property plant and equipment	1,100
Computer Equipment
Property, plant, and equipment, net:
Total property, plant, and equipment	5,085	5,045
Land and Building [Member]
Property, plant, and equipment, net:
Total property, plant, and equipment	4,343	4,299
Other Machinery and Equipment [Member]
Property, plant, and equipment, net:
Total property, plant, and equipment	$ 3,845	$ 3,770